SHAREHOLDERS' EQUITY	3 Months Ended
Mar. 31, 2012
Stockholders' Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]	5. SHAREHOLDERS' EQUITY During the three month period ended March 31, 2012, the Company issued 195,000 shares a result of exercise of stock-options.